Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI U.S. Low Volatility Index Fund	Dec. 30, 2024
Fidelity SAI U.S. Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.80%
Past 5 years	11.76%
Since Inception	10.64%	[1]
Fidelity SAI U.S. Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.32%
Past 5 years	10.97%
Since Inception	9.87%	[1]
Fidelity SAI U.S. Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.09%
Past 5 years	9.26%
Since Inception	8.53%	[1]
IXYXN
Average Annual Return:
Past 1 year	14.87%
Past 5 years	11.84%
Since Inception	10.77%
IXYQM
Average Annual Return:
Past 1 year	14.87%
Past 5 years	11.97%
Since Inception	(1.51%)
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.04%

[1]	A From May 29, 2015 .